SEGMENT REPORTING - Reportable Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of reportable segments | segment	5
Disclosure of operating segments [abstract]
Sales	$ 68,679	$ 56,791	$ 63,578
Operating income (loss)	5,434	4,161	(4,161)
Depreciation and amortization	2,768	2,721	3,192
Impairment Recorded	206	205	4,764
Capital expenditures	2,819	2,444	2,707
Reconciliation From Operating Income [Abstract]
Operating income (loss)	5,434	4,161	(4,161)
Income/ (loss) from investments in associates and joint ventures	448	615	(502)
Financing costs - net	(875)	(2,056)	(2,858)
Income (loss) before taxes	5,007	2,720	(7,521)
Income tax expense	432	986	902
Net income (loss) (including non-controlling interests)	4,575	1,734	(8,423)
NAFTA
Disclosure of operating segments [abstract]
Sales	17,893	15,769	17,225
Capital expenditures	466	445
Brazil
Disclosure of operating segments [abstract]
Sales	6,571	5,526	7,954
Europe
Disclosure of operating segments [abstract]
Sales	35,825	28,999	31,586
ACIS
Disclosure of operating segments [abstract]
Sales	7,323	5,675	5,932
Mining
Disclosure of operating segments [abstract]
Sales	985	781	824
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Operating income (loss)	1,185	2,002	(705)
Depreciation and amortization	518	549	616
Impairment Recorded	0	0	526
Capital expenditures			392
Reconciliation From Operating Income [Abstract]
Operating income (loss)	1,185	2,002	(705)
Operating segments | Brazil
Disclosure of operating segments [abstract]
Operating income (loss)	697	614	628
Depreciation and amortization	293	258	336
Impairment Recorded	0	0	176
Capital expenditures	263	237	422
Reconciliation From Operating Income [Abstract]
Operating income (loss)	697	614	628
Operating segments | Europe
Disclosure of operating segments [abstract]
Operating income (loss)	2,359	1,270	171
Depreciation and amortization	1,201	1,184	1,192
Impairment Recorded	0	49	398
Capital expenditures	1,143	951	1,045
Reconciliation From Operating Income [Abstract]
Operating income (loss)	2,359	1,270	171
Operating segments | ACIS
Disclosure of operating segments [abstract]
Operating income (loss)	508	211	(624)
Depreciation and amortization	313	311	408
Impairment Recorded	206	156	294
Capital expenditures	427	397	365
Reconciliation From Operating Income [Abstract]
Operating income (loss)	508	211	(624)
Operating segments | Mining
Disclosure of operating segments [abstract]
Operating income (loss)	991	366	(3,522)
Depreciation and amortization	416	396	614
Impairment Recorded	0	0	3,370
Capital expenditures	495	392	476
Reconciliation From Operating Income [Abstract]
Operating income (loss)	991	366	(3,522)
Other and Intersegment sales
Disclosure of operating segments [abstract]
Sales	(303)	(260)	(311)
Intersegment sales
Disclosure of operating segments [abstract]
Sales	(5,320)	(3,810)	(3,994)
Operating income (loss)	(18)	(94)	31
Reconciliation From Operating Income [Abstract]
Operating income (loss)	(18)	(94)	31
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Sales	(104)	(37)	(68)
Intersegment sales | Brazil
Disclosure of operating segments [abstract]
Sales	(1,184)	(697)	(549)
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Sales	(383)	(273)	(307)
Intersegment sales | ACIS
Disclosure of operating segments [abstract]
Sales	(298)	(210)	(196)
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Sales	(3,048)	(2,333)	(2,563)
Other
Disclosure of operating segments [abstract]
Sales	82	41	57
Operating income (loss)	(288)	(208)	(140)
Depreciation and amortization	27	23	26
Impairment Recorded	0	0	0
Capital expenditures	25	22	7
Reconciliation From Operating Income [Abstract]
Operating income (loss)	$ (288)	$ (208)	$ (140)